Sit Mutual Funds

3300 IDS Center, 80 South Eighth Street

Minneapolis, MN 55402

612-332-3223

November 1, 2019

Securities and Exchange Commission	VIA EDGAR TRANSMISSION
100 F Street, N.E.,
Washington, DC 20549-1090.

RE:	Registrant	1940 Act File Number	1933 Act File Number	Form N-1A Registration Statement Post-Effective Amendment #
	Sit U.S. Government Securities Fund, Inc.	811-04995	33-11549	53
	Sit Mutual Funds II, Inc.	811-04033	002-91312	70
	Sit Tax-Free Income Fund
	Sit Minnesota Tax-Free Income Fund
	Sit Quality Income Fund

On behalf of the above-referenced Sit Mutual Funds (each, a “Registrant” and collectively, the “Registrants”), transmitted herewith for filing under the Securities Act of 1933 as amended (the “1933 Act”), and the Investment Company Act of 1940 (the “1940 Act”), is a Post-Effective Amendment to the Registrants’ Registration Statement on Form N-1A, including exhibits (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act, to become effective on January 1, 2020.

The purpose of the Amendment is to register an additional class of shares (“Class Y Shares”) of Sit U.S. Government Securities Fund (the “Fund”) and to distinguish the different supervisory and administrative fees paid by the Fund’s Class Y Shares and the original Class S Shares pursuant to a new Supervision and Administration Agreement consistent with the Fund’s unified fee structure. The Registrants file a combined registration statement parts A, B and C and therefore all Registrants are included in this filing.

Please direct all questions or comments on the Amendment to my attention at 612-359-2536.

Sincerely,

/s/ Paul E. Rasmussen

Paul E. Rasmussen

Vice President

Enclosures

cc:  Mike Radmer, Dorsey & Whitney LLP